Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 007
Subsequent Events
Subsequent Events	Subsequent Events
On May 4, 2026 the Company acquired Filtration Group’s Facet Filtration business (Facet). The Company is in the process of evaluating the impact of the Facet group rollover to the Plan and does not expect the inclusion of Facet will have a material impact.
The Company has evaluated subsequent events through June 18, 2026, the date the financial statements were issued, for events requiring recording or disclosure in the Plan’s financial statements. No other events have occurred subsequent to December 31, 2025 that would require recognition or disclosure.